Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Component of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,
	2011	2012

Accounts receivable	$16,109	$16,462
Less: allowance for doubtful accounts	(9,394)	(7,796)

Accounts receivable, net	$6,715	$8,666

Movement of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts was as follows:

	December 31,
	2010	2011	2012

Balance at beginning of the year	$9,151	$13,133	$9,394
Charge to expenses	8,244	10,386	582
Reversal	(40)	(130)	(2,188)
Written-off	(4,498)	(14,511)	—
Exchange difference	276	516	8

Balance at end of the year	$13,133	$9,394	$7,796